FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 9 – FEDERAL AND STATE INCOME TAXES

The following table presents components of income tax expense attributable to continuing operations:

	2015	2014	2013
Current	$2,735	$3,011	$915
Deferred	614	545	1,785
Total provision for income taxes	3,349	$3,556	$2,700

Deferred tax effects of principal temporary differences	2015	2014	2013
Allowance for possible loan and lease losses	$3,324	$3,055	$3,309
Deferred compensation	2,563	2,557	2,516
Write down of other real estate	-	9	314
Deferred gain on OREO sale	-	-	188
Amortization of core deposit intangible	(1,747)	(1,577)	(272)
Recognition of nonaccrual loan income	119	129	111
Unrealized losses on available-for-sale securities	1,644	2,124	6,613
Post-retirement benefit obligation	841	986	890
Accelerated depreciation	(691)	(973)	(822)
Amortization of goodwill	(1,229)	(1,109)	(2,591)
Dividend income - F&M West	-	-	(372)
Prepaid expenses	(135)	(135)	(178)
Other	(733)	31	240
Net deferred tax asset	$3,956	$5,097	$9,946

Reconciliation of total income taxes reported with the amount of income taxes computed at the

Federal statutory rate (34% each year)	2015	2014	2013
Tax expense at statutory rate	$4,643	$4,692	$4,191
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(1,226)	(1,060)	(1,144)
Nondeductible interest expense	19	14	18
Employee benefits	(80)	(128)	(196)
Other nondeductible expenses
(nontaxable income) - net	28	38	11

State income taxes net of federal tax benefit	106	-	-

Dividend income exclusion	-	-	-
Other	(141)	-	(180)
Total provision for income taxes	$3,349	$3,556	$2,700

Effective tax rate	24.4%	25.8%	21.9%

The Company and its subsidiaries file consolidated income tax returns with the Internal Revenue Service and State of Tennessee. The Company is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2012. There was no valuation allowance for deferred tax assets at December 31, 2015 and 2014.

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these deductible differences at December 31, 2015.